Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit/(loss) for the year	€ (30,592)	€ (15,382)	€ (16,162)
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) on employees’ leaving entitlement	229	68	(185)
Total	229	68	(185)
Items that are or may be reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	(3,100)	(378)	(3,260)
Total	(3,100)	(378)	(3,260)
Other comprehensive income/(loss) for the year, net of tax	(2,871)	(310)	(3,445)
Total comprehensive income/(loss) for the year	(33,463)	(15,692)	(19,607)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(33,396)	(15,625)	(19,387)
Non-controlling interests	€ (67)	€ (67)	€ (220)